Income Tax Expense (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities
Domestic tax rate, percent	27.00%	26.00%
Investments in foreign subsidiaries	$ 7,500	$ 8,700